Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of operations
Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers - institutions, corporations and high net worth individuals. For institutions and corporations, we provide the following services:

•	investment management;

•	custody;

•	foreign exchange;

•	fund services;

•	broker-dealer services;

•	securities finance;

•	collateral and liquidity services;

•	clearing services;

•	depositary receipts;

•	corporate trust;

•	global payments;

•	trade finance; and

•	cash management.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Basis of presentation
Basis of presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. GAAP and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented have been made.

Reclassifications	Certain immaterial reclassifications have been made to prior periods to place them on a basis comparable with current period presentation.
Use of estimates
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as allowance for loan losses and lending-related commitments, fair value of financial instruments and derivatives, goodwill and other intangibles and litigation and regulatory contingencies. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as accruals for litigation and regulatory contingencies.

Change in accounting methodology
Changes in accounting

See Note 2 for the new accounting standards adopted in 2018.

Effective Oct. 1, 2016, we changed the accounting method for the amortization of premiums and accretion of discounts on mortgage-backed securities from the prepayment method (also referred to as the retrospective method) to the contractual method, which are both acceptable methods under ASC 310, Receivables. The calculation performed under the prepayment method was based on estimating principal prepayment assumptions, principally driven by interest rates, and estimating the remaining lives of securities. This method resulted in retrospective adjustments each period to reflect changes in those estimates as if the updated estimated lives had been applied since the acquisition of the securities. Under the contractual method, no assumption is made concerning prepayments. As principal prepayments occur, a portion of the unamortized premium or discount is recorded in interest revenue such that the effective yield of a security remains constant throughout the life of the security.

We have determined that the contractual method is the preferable method of accounting as it is more aligned with our approach to asset/liability management, it reduces reliance on complex estimates and judgments, and it is consistent with the method predominantly used by our peers. The impact of this change was not considered material to prior periods and, as a result, the cumulative effect of the change of approximately $15 million was reflected as a positive adjustment to net interest revenue in the fourth quarter of 2016. We estimate that net interest revenue for 2016 would have been higher had we continued to use the prepayment method, but have not specifically quantified the impact subsequent to the effective date, as the estimated amortization is also immaterial.

Parent financial statements
Parent financial statements

The Parent financial statements in Note 18 include the accounts of the Parent; those of a wholly owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate-owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Acquired businesses
Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805, Business Combinations and equity investments from the dates of acquisition. Contingent purchase consideration was measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability are recorded through the income statement.

Equity method investments, including renewable energy investments
Equity method investments, including renewable energy investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees, investment management and performance fees or investment and other income, as appropriate, in the period earned.

A loss in value of an equity investment that is determined to be other-than-temporary is recognized by reducing the carrying value of the equity investment down to its fair value.

Renewable energy investment projects through limited liability companies are accounted for using the equity method of accounting. The hypothetical liquidation at book value (“HLBV”) methodology is used to determine the loss that is recognized in each quarter. HLBV estimates the liquidation value at the beginning and end of each quarter, with the difference recognized as the amount of loss under the equity method.

The pre-tax losses are reported in investment and other income section of the income statement. The corresponding tax benefits and credits are recorded as a reduction to provision for income taxes on the income statement. The pre-tax losses, tax benefits and credits are included in our projected annual effective tax rate.

Variable interest and voting model entities
Variable interest and voting model entities

We evaluate an entity for possible consolidation in accordance with ASC 810, Consolidation. We first determine whether or not we have variable interests in the entity, which are investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected returns. Our variable interests may include decision-maker or service provider fees, direct and indirect investments and investments made by related parties, including related parties under common control. If it is determined that we do not have a variable interest in the entity, no further analysis is required and the entity is not consolidated.

If we hold a variable interest in the entity, further analysis is performed to determine if the entity is a VIE or a voting model entity (“VME”).

We consider the underlying facts and circumstances of individual entities when assessing whether or not an entity is a VIE. An entity is determined to be a VIE if the equity investors:

•	do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or

•	lack one or more of the following characteristics of a controlling financial interest:

•	the power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance;

•	the obligation to absorb the expected losses of the entity; and

•	the right to receive the expected residual returns of the entity.

We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed that would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors. This could occur when BNY Mellon disposes of its variable interests in the fund, when additional variable interests are issued to other investors or when we acquire additional variable interests in the VIE.

We consolidate a VIE if it is determined that we have a controlling financial interest in the entity. We have a controlling financial interest in a VIE when we have both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to that VIE.

For entities that do not meet the definition of a VIE, the entity is considered a VME. We consolidate these entities if we can exert control over the financial and operating policies of an investee, which can occur if we have a 50% or more voting interest in the entity.
BNY Mellon has variable interests in VIEs, which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated. The investment funds are offered to our retail and institutional clients to provide them with access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs.

BNY Mellon earns management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for its new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, BNY Mellon invests in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits by the Company. The projects, which are structured as limited partnerships and LLCs, are also VIEs, but are not consolidated.

Restricted cash and securities
Restricted cash and securities

Cash and securities may be segregated under federal and other regulatory requirements and consists of excess client funds held by our broker-dealer entities. Restricted cash is included in interest-bearing deposits with banks on the consolidated balance sheet and with cash and due from banks when reconciling the beginning and end-of-period balances on the consolidated statement of cash flows.

Securities purchased under resale agreements and securities sold under repurchase agreement
Securities purchased under resale agreements and securities sold under repurchase agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financings. Generally, these agreements are recorded at the amounts at which the securities will be subsequently resold or repurchased, plus accrued interest.

Securities purchased under resale agreements are fully collateralized with high-quality liquid securities. Collateral requirements are monitored and additional collateral is received or provided, as required. As such, these transactions carry minimal credit risk and are not allocated an allowance for credit losses.

Where an enforceable netting agreement exists, resale and repurchase agreements executed with the same counterparty and the same maturity date are reported on a net basis.

Available-for-sale securities and held-to-maturity securities and trading securities
Available-for-sale securities and held-to-maturity securities and trading securities

Securities are classified as trading, available-for-sale or held-to-maturity securities when they are purchased. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend and have the ability to hold them until maturity. Securities are classified as trading securities when our intention is to resell the securities.

Trading securities are measured at fair value and included in trading assets on the balance sheet. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are measured at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from OCI, unless a security is deemed to have other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Held-to-maturity securities are measured at amortized cost.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis, generally over their contractual life.

We routinely conduct periodic reviews to identify and evaluate each security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other-than-temporary. The following are examples of factors that we consider:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis;

•	Whether management has an intent to sell the security;

•	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area, affecting a particular investment;

•	Whether a debt security has been downgraded by a rating agency;

•	Whether a debt security exhibits cash flow deterioration; and

•
For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

When we do not intend to sell the security and it is more likely than not that we will not be required to sell the security prior to recovery of its cost basis, the credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI.

The determination of whether a credit loss exists is based on the best estimate of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325, Investments - Other, provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

If we intend to sell the security or it is more likely than not that we will be required to sell the security prior to recovery of its cost basis, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities.

The accounting policy for the determination of the fair value of financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on available market data.

Loans and leases
Loans and leases

Loans are reported net of any unearned income and deferred fees and costs. Certain loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Loans held for sale are carried at the lower of cost or fair value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Impairment of leveraged lease residual values is reflected in net interest revenue. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

A modified loan is considered a troubled debt restructuring (“TDR”) if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered.  A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan.  TDRs are accounted for as impaired loans (see the Nonperforming assets policy).

Nonperforming assets
Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current and remain current for a specified period.

A loan is considered to be impaired when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance is measured based upon the loan’s market value, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending-related commitments
Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities, are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown at default. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.
The components of the allowance for loan losses and the allowance for lending-related commitments are inclusive of the qualitative allowance framework and consist of the following three elements:

•	an allowance for impaired credits of $1 million or greater;

•	an allowance for higher risk-rated credits and pass-rated credits; and

•	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million and greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral, if the loan is collateral dependent.

The second element, higher risk-rated credits and pass-rated credits, is based on our incurred loss model. Individual credit analyses are performed on such loans before being assigned a credit rating. All borrowers are collectively evaluated based on their credit rating. The loss inherent in each loan incorporates the borrower’s credit rating, facility rating and maturity. The loss given default, derived from the facility rating, incorporates a recovery expectation and an estimate of the use of the facility at default (usage given default). The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. BNY Mellon assigns all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on default and loss data derived from internal historical data related to our residential mortgage portfolio. The resulting incurred loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. For home equity lines of credit, probability of default and loss given default are based on external data from third-party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

•	Ratio of nonperforming loans to total non-margin loans;

•	Ratio of criticized assets to total loans and lending-related commitments;

•	Borrower concentration; and

•	Significant concentrations in high risk industries and countries.

Environmental risk factors:

•	U.S. non-investment grade default rate;

•	Unemployment rate; and

•	Change in real gross domestic product.

The objective of the qualitative framework is to capture incurred losses that may not have been fully captured in the quantitative reserve, which is based primarily on historical data. Management determines the qualitative allowance for each period based on judgment informed by consideration of internal and external risk factors and other considerations that may be deemed relevant during the period. Once determined in the aggregate, our qualitative allowance is then allocated to each of our loan classes based on the respective classes’ quantitative allowance balances with the allocations adjusted, when necessary, for class specific risk factors.

For each risk factor, we calculate the minimum and maximum values, and percentiles in-between, to evaluate the distribution of our historical experience. The distribution of historical experience is compared to the risk factor’s current quarter observed experience to assess the current risk inherent in the portfolio and overall direction/trend of a risk factor relative to our historical experience.

Based on this analysis, we assign a risk level - no impact, low, moderate, high and elevated - to each risk factor for the current quarter. Management assesses the impact of each risk factor to determine an aggregate risk level. We do not quantify the impact of any particular risk factor. Management’s assessment of the risk factors, as well as the trend in the quantitative allowance, supports management’s judgment for the overall required qualitative allowance. A smaller qualitative allowance may be required when our quantitative allowance has reflected incurred losses associated with the aggregate risk level. A greater qualitative allowance may be required if our quantitative allowance does not yet reflect the incurred losses associated with the aggregate risk level.

The allocation of the allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment
Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from 2 to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software
Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill
Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired and to determine if the lives are no longer indefinite and should be amortized. The amount of goodwill impairment is determined by the excess of the carrying value of the reporting unit over its fair value. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 6 for additional disclosures related to goodwill and intangible assets.

Investments in qualified affordable housing projects
Investments in qualified affordable housing projects

Investments in qualified affordable housing projects through a limited liability entity are accounted for utilizing the proportional amortization method.  Under the proportional amortization method, the initial cost of the investment is amortized to the provision for income taxes in proportion to the tax credits and other tax benefits received. The net investment performance, including tax credits and other benefits received, is recognized in the income statement as a component of income tax expense.  Additionally, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion.

Seed capital
Seed capital

Seed capital investments are generally classified as other assets and carried at fair value. Unrealized gains and losses on seed capital investments are recorded in investment and other income. Certain risk retention investments in our collateralized loan obligations (“CLOs”) are classified as available-for-sale securities. Any unrealized gains and losses are recorded net of tax as an addition to or deduction from other comprehensive income, unless the investment is deemed to have OTTI.

Noncontrolling interests
Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue
Fee revenue

Investment Services and Investment Management revenue is based on terms specified in a contract with a customer, and excludes any amounts collected on behalf of third parties. Revenue is recognized when, or as, a performance obligation is satisfied by transferring control of a good or service to a customer. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring our progress in satisfying the performance obligation in a manner that reflects the transfer of goods and services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time the customer obtains control of the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for the promised goods and services. Taxes assessed by a governmental authority, that are both imposed on, and concurrent with, a specific revenue-producing transaction, are collected from a customer and are excluded from revenue.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are constrained until all uncertainties are resolved and reversal of previously recorded amounts is not probable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable, which are subject to a clawback if future performance thresholds in current or future years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Additionally, we recognize revenue from non-refundable, implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related customer margin or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred implementation fees related to that contract are recognized in the period the contract is terminated.

We record foreign exchange and other trading revenue, financing-related fees and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectability is reasonably assured.

Net interest revenue
Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities are recognized based on the effective yield of the related financial instrument. The amortization of premiums and accretion of discounts are included in interest revenue and are adjusted for prepayments when they occur, such that, the effective yield remains constant throughout the contractual life of the security. Negative interest incurred on assets or charged on liabilities is presented as contra interest income and contra expense, respectively.

Foreign currency translation
Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in OCI. Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension
Pension

The measurement date for BNY Mellon’s pension plans is December 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs (if applicable), interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value, amortization of prior service cost and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from demographic or investment experience different than assumed, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10% of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is generally recognized over the future service periods of active employees. Benefit accruals under the U.S. pension plans are frozen. Future unrecognized actuarial gains and losses for the U.S. plans that exceed a threshold amount are amortized over the average future life expectancy of plan participants with a maximum of 15 years.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed-income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

See Note 17 for additional disclosures related to pensions.

Severance
Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes
Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments
Derivative financial instruments

Derivatives are recorded on the balance sheet at fair value and include futures, forwards, interest rate swaps, foreign currency swaps and options and similar products. Derivatives in an unrealized gain position are recognized as assets while derivatives in unrealized loss position are recognized as liabilities. Derivatives are reported net by counterparty and after consideration of cash collateral, to the extent subject to legally enforceable netting agreements. Derivatives designated and effective in qualifying hedging relationships are classified in other assets or other liabilities on the balance sheet. All other derivatives are classified within trading assets or trading liabilities on the balance sheet. Gains and losses on trading derivatives are generally included in foreign exchange and other trading revenue.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management process. These derivatives are designated as either fair value or cash flow hedges of certain assets and liabilities or forecasted transactions when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

To qualify for hedge accounting each hedge relationship is required to be highly effective at reducing the risk associated with the exposure being hedged, both prospectively and retrospectively. We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedging transactions. At inception, the potential cause of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction. At hedge inception, we document the methodology to be utilized for evaluating effectiveness on an ongoing basis, and we monitor ongoing hedge effectiveness at least quarterly.

For qualifying fair value hedges, changes in the fair value of the derivative, and changes in the value of the hedged item associated with the designated risks being hedged, are recognized in earnings. Certain amounts excluded from the assessment of effectiveness are recorded in OCI and recognized in earnings through an amortization approach over the life of the derivative. We discontinue hedge accounting prospectively when we determine that the hedge is no longer effective or the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item.

For qualifying cash flow hedges, changes in the fair value of the derivative are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. If the hedge relationship is terminated, then the change in value will be reclassified from OCI to earnings when the cash flows that were previously hedged affect earnings. If cash flow hedge accounting is discontinued as a result of a forecasted transaction no longer being probable to occur, then the amount reported in OCI is immediately reclassified to current earnings.

Derivative amounts affecting earnings are recognized in the same income statement line as the hedged item affects earnings, principally interest income, interest expense and other revenue.

Foreign currency transaction gains and losses related to qualifying hedges of net investments in a foreign operation are recorded with cumulative foreign currency translation adjustments within OCI net of their tax effect. The Company evaluates effectiveness of its foreign currency derivatives designated as hedges of its net investments utilizing the forward rate method.

The determination of fair value of derivative financial instruments has been identified as a “critical accounting estimate.” See Note 22 for additional disclosures related to derivative financial instruments.

Earnings per common share
Earnings per common share

Earnings per common share is calculated using the two-class method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method.

Basic earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the average number of common shares outstanding and vested stock-based compensation awards where recipients have satisfied either the explicit vesting terms or retirement-eligibility requirements.

Diluted earnings per common share is computed under the more dilutive of either the treasury stock method or the two-class method. We increase the average number of shares of common stock outstanding by the assumed number of shares of common stock that would be issued assuming the exercise of stock options and the issuance of shares related to stock-based compensation awards using the treasury stock method, if dilutive. Diluted earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the adjusted average number of common shares outstanding.

Statement of cash flows
Statement of cash flows

We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged. Distributions received from equity method investees are classified as cash inflows from operating activities on the consolidated statement of cash flows. Excess returns on investments of equity method investments are classified as cash flows from investing activities on the consolidated statement of cash flows.

Stock-based compensation
Stock-based compensation

Compensation expense relating to share-based payments is recognized in the income statement, on a straight-line basis, over the applicable vesting period.

Certain of our stock compensation grants vest when the employee retires. New grants with this feature are expensed by the first date the employee is eligible to retire. We estimate forfeitures when recording compensation cost related to share-based payment awards.

Accounting changes and new accounting guidance
Accounting changes and new accounting guidance

The following accounting changes and new accounting guidance were adopted in 2018.

ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB issued an ASU, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The objective of this ASU is to improve the financial reporting of hedging relationships to better portray the economic results of an entity’s risk management activities and to simplify the application of hedge accounting guidance.

The most significant impact of the new guidance to the Company relates to the new accounting alternatives for fair value hedges of interest rate risk, specifically, the ability to hedge only the benchmark component of the contractual cash flows and partial-term hedging. The guidance also changed presentation and disclosure requirements and made changes to how the shortcut method is applied, which resulted in the Company using that method going forward for certain hedging relationships.

BNY Mellon elected to early adopt this ASU on Jan. 31, 2018, which is the “as of” date for which the Company was permitted to make certain elections and the measurement date for recording the adoption impact for certain hedge modifications. As part of the adoption, we elected to reclassify approximately $1.1 billion of debt securities from held-to-maturity to available-for-sale which resulted in a decrease of $47 million pre-tax to accumulated other comprehensive income. The Company also elected to modify certain hedge relationships as of the adoption date primarily to utilize the benchmark component method of measuring hedge effectiveness, as such method is deemed to more closely match risk management objectives with accounting results. The Company recognized a $27 million after-tax increase in retained earnings as of Jan. 1, 2018 associated with the adoption impact of these hedge modifications.

ASU 2017-07, Compensation - Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued an ASU, Compensation - Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires the disaggregation of the service cost component from the other components of the net benefit cost in the consolidated income statement. This ASU also permits only the service cost component of net benefit cost to be eligible for capitalization. BNY Mellon adopted this ASU in the first quarter of 2018, and applied the guidance retrospectively for the presentation of the service cost component and the other components in the consolidated income statement, and prospectively for the capitalization of the service cost component in assets. The adoption of this standard increased staff expense and decreased other expense by $62 million in 2017 and $75 million in 2016.

ASU 2016-18, Statement of Cash Flows: Restricted Cash

In November 2016, the FASB issued an ASU, Statement of Cash Flows: Restricted Cash. This ASU provides guidance on the presentation of restricted cash or restricted cash equivalents in the consolidated statement of cash flows. Restricted cash consists of excess client funds held by our broker-dealer business and totaled $2.4 billion at Dec. 31, 2018 and $1.8 billion at Dec. 31, 2017. Restricted cash is included in interest-bearing deposits with banks on the consolidated balance sheet and with cash and due from banks when reconciling the beginning and end-of-period balances on the consolidated statement of cash flows.

We adopted the guidance in this ASU retrospectively. As a result, the change in interest-bearing deposits with banks, which is included in investing activities on the consolidated statement of cash flows, was restated to reflect the decrease in restricted cash of $1,631 million in 2017 and $898 million in 2016. The increase in restricted cash was $643 million in 2018.

ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an ASU, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This ASU provides guidance on eight specific cash flow presentation issues. The most significant impact for BNY Mellon relates to distributions received from equity method investees. For equity method investments, BNY Mellon elected to report distributions received from equity method investees using the cumulative earnings approach. Distributions received are considered returns on investment and classified as cash inflows from operating activities on the consolidated statement of cash flows. To the extent the returns on investment exceeded the cumulative equity in earnings recognized, the excess would be considered a return of investment and classified as cash inflows from investing activities on the consolidated statement of cash flows. We adopted the guidance in this ASU retrospectively. As a result, the change in accruals and other, net, which is included in operating activities on the consolidated statement of cash flows, was restated to reflect distributions received of $24 million in 2017 and $17 million in 2016. The distributions were previously included in other, net in investing activities on the consolidated statement of cash flows. Distributions received in 2018 were $24 million. The remaining seven specific cash flow presentation issues do not materially impact BNY Mellon.

ASU 2014-09, Revenue from Contracts with Customers

In May 2014, the FASB issued an ASU, Revenue from Contracts with Customers. This ASU, as amended, provides guidance on the recognition of revenue related to the transfer of promised goods or services to customers and guidance on accounting for certain contract costs. The standard provides a single revenue model to be applied by reporting companies under U.S. GAAP and supersedes most existing revenue recognition guidance.

The Company adopted the guidance on Jan. 1, 2018 using the cumulative effect transition method applied to contracts not completed as of Dec. 31, 2017, which resulted in a $55 million after-tax reduction to retained earnings. The comparative financial information for 2017 and 2016 has not been restated and continues to be reported under the accounting standards in effect for that period.

Although the impact of the adoption of this ASU was not material, the most significant changes and quantitative impact of the changes are disclosed below.

Payments to customers

The timing of recognizing the reduction in revenue for certain payments made to depositary receipts customers has changed. Prior to adoption, annual payments to customers were capitalized and amortized as contra revenue over the remaining contract period, subject to impairment reviews.

Under the new guidance, annual payments are recorded as a reduction in revenue in proportion to the expected annual revenue generated from the related customer contract.

Costs to obtain a customer contract

Prior to adoption, costs to obtain a customer contract, primarily sales incentives, were expensed as incurred. Under the new guidance, an asset is recognized for the incremental sales incentives that are considered costs of obtaining a contract with a customer, if those costs are expected to be recovered.

The table below presents the cumulative effect of the adoption of the new guidance on the consolidated balance sheet as of Dec. 31, 2017.

Impact on the consolidated balance sheet
	Dec. 31, 2017	Impact of adoption	Jan. 1, 2018
(in millions)
Assets
Other assets	$23,029	$(9)	$23,020

Liabilities
Accrued tax and other expenses	$6,225	$(18)	$6,207
Other liabilities	6,050	64	6,114

Equity
Retained earnings	$25,635	$(55)	$25,580

The impact of the new guidance on the consolidated income statement for 2018 and the consolidated balance sheet as of Dec. 31, 2018 was de minimis. See Note 9 for additional revenue and contract costs disclosures.
ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an ASU, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires investments in equity securities that do not result in consolidation and are not accounted for under the equity method to be measured at fair value with changes in the fair value recognized through net income, unless one of two available exceptions applies. The first exception, a scope exception, allows Federal Reserve Bank stock, FHLB stock and exchange memberships to remain accounted for at cost, less impairment. The second practicability exception is an election available for equity investments that do not have readily determinable fair values. For certain investments where the Company has chosen the practicability exception, such investments are accounted for at cost adjusted for impairment, if any, plus or minus observable price changes.

The Company adopted this guidance in the first quarter of 2018 using the cumulative effect method of adoption, with a de minimis impact to retained earnings. As part of the adoption, we reclassified money market fund investments of approximately $1 billion to trading assets, primarily from available-for-sale securities.

We have non-readily marketable equity securities where we are utilizing the practicability exception of $55 million at Dec. 31, 2018. We recognized $27 million of net upward adjustments on these securities in 2018, driven by activity that resulted in observable price changes.

ASU 2018-13, Fair Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB issued an ASU, Fair Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This ASU requires disclosure of the changes in unrealized gains or losses included in OCI for Level 3 assets or liabilities held at the end of the period and the range and weighted-average of the significant unobservable inputs used in determining the fair value of Level 3 assets and liabilities. This ASU removes the requirement to disclose the transfers between Level 1 and Level 2 of the fair value hierarchy and the valuation process for determining Level 3 fair value measurements. BNY Mellon adopted this ASU in the third quarter of 2018 and applied the guidance prospectively for the new disclosure requirements and retrospectively for disclosure requirements that have been removed.

ASU 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General: Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans

In August 2018, the FASB issued an ASU, Compensation - Retirement Benefits - Defined Benefit Plans - General: Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. This ASU added the requirement to disclose the weighted-average interest crediting rates for cash balance plans and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. This ASU clarified the requirement to disclose the projected benefit obligation (“PBO”) and fair value of plan assets for plans with PBOs in excess of plan assets, and the accumulated benefit obligation (“ABO”) and fair value of plan assets for plans with ABOs in excess of plan assets. Additionally, this ASU removed the requirement to disclose the amounts in accumulated OCI expected to be recognized as components of net periodic benefit cost over the next year and the sensitivity analysis of changes in the assumed health care cost trend rate. BNY Mellon early adopted this ASU in the fourth quarter of 2018 and applied the guidance retrospectively.

Contract revenue
Contract revenue

Nature of services and revenue recognition

Fee revenue in Investment Services and Investment Management is primarily variable, based on levels of AUC/A, AUM and the level of client-driven transactions, as specified in fee schedules.

Investment Services fees are based primarily on the market value of AUC/A; client accounts, balances and the volume of transactions; securities lending volume and spreads; and fees for other services. Certain fees based on the market value of assets are calculated in arrears on a monthly or quarterly basis.

Substantially all services within the Investment Services business are provided over time. Revenue on these services is recognized using the time elapsed method, equal to the expected invoice amount, which typically represents the value provided to the customer for our performance completed to date.

Clearing services revenue includes multiple types of fees, some of which are driven by customer actions and are delivered at a point-in-time. These transaction-based fees are generally recognized on trade date. Other contractual clearing services fees are driven by the amount of AUC/A or the number of accounts or securities positions and are billed on a monthly or quarterly basis.

Investment management fees are dependent on the overall level and mix of AUM. The management fees, expressed in basis points, are charged for managing those assets. Management fees are typically subject to fee schedules based on the overall level of assets managed and products in which those assets are invested.

Investment management fee revenue also includes transactional- and account-based fees. These fees along with distribution and servicing fees are recognized when the services have been completed. Clients are generally billed for services performed on a monthly or quarterly basis.

Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. Performance fees are recognized at the end of the measurement period when they are determinable.

Fair value measurement
Fair value measurement

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns and observability of model parameters. Valuation adjustments may be made to record financial instruments at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. Valuation models incorporate counterparty credit risk by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative positions is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.
Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and highly liquid government bonds.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative financial instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are mortgage-backed securities, corporate debt securities and OTC derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

We determine fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid OTC markets, money market funds and exchange-traded equities.

If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include mortgage-backed securities, state and political subdivisions, certain sovereign debt, corporate bonds and foreign covered bonds.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. We have no instruments included in Level 3 of the valuation hierarchy.

At Dec. 31, 2018, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Additional disclosures of securities are provided in Note 4.

Derivative financial instruments

We classify exchange-traded derivative financial instruments valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivative financial instruments include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2018 we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 22.

Seed capital

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and multi-asset and alternative investment funds for institutions and other investors. As part of that activity, we make seed capital investments in certain funds. Seed capital is generally included in other assets on the consolidated balance sheet. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Interests in securitizations

For the interests in securitizations that are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Other assets measured at NAV

BNY Mellon holds private equity investments, specifically SBICs, which are compliant with the Volcker Rule. There are no readily available market quotations for these investment partnerships. The fair value of the SBICs is based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers.  These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.

The following tables present the financial instruments carried at fair value at Dec. 31, 2018 and Dec. 31, 2017, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.